Deposit Gurantee Insurance	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Deposit Gurantee Insurance
42.	DEPOSIT GUARANTEE INSURANCE
Law No. 24485 and Decree No. 540/1995 created the Deposit Guarantee Insurance System, which was featured as a limited, compulsory and onerous system, aimed at covering the risks of bank deposits, as subsidiary and supplementary to the deposit privilege and protection system established under the Financial Entities Law. The above- mentioned legislation also provided for the incorporation of Sedesa with the exclusive purpose of managing the Deposit Guarantee Fund (DGF). Sedesa was incorporated in August 1995.
Banco Macro SA holds an 8.9440% interest in the capital stock of Sedesa according to the percentages disclosed by BCRA Communiqué “B” 11959 on February 27, 2020.
All deposits in pesos and foreign currency placed in participating entities in the form of checking accounts, savings accounts, certificates of deposits or other forms of deposit that the BCRA may determine from time to time shall be subject to the abovementioned Deposit Guarantee Insurance System up to the amount of 1,000, not restated, (from May 1, 2020 the amount is raised to 1,500; except for those performed by individuals at the minimum nominal rate in pesos, raised to 1,000 per individuals) which must meet the requirements provided for in Presidential Decree 540/1995 and other requirements that the regulatory authority may from time to time determine. On the other hand, the BCRA provided for the exclusion of the guarantee system, among others, of any deposits made by other financial entities, deposits made by persons related to the Bank and securities deposits.